TAX - Analysis of tax (credit)/expense in the Group's consolidated statement of profit or loss and other comprehensive income (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Deferred tax
Temporary differences in the current year	¥ (686)		¥ (7,558)	¥ (14,595)
Effect of changes in tax rates			3,376	(1,847)
Income tax (credit)/expense for the year	22,489	$ 3,271	11,680	(5,912)
PRC [member]
Current tax
Provision for enterprise income tax on the estimated taxable profits for the year	18,132		11,472	7,547
Outside the PRC [member]
Current tax
Provision for enterprise income tax on the estimated taxable profits for the year	¥ 5,043		¥ 4,390	¥ 2,983